Warrants (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Number of warrants at beginning of period	151,667	195,000
Weighted average exercise price, beginning	$ 3.78	$ 3.78
Number of warrants, Forfeited/canceled	(43,333)	(43,333)
Weighted average exercise price, Forfeited/Cancelled	$ 3.78	$ 3.78
Number of warrants, Granted	130,000
Weighted average exercise price, Granted	$ 3.78
Number of warrants at ending of period	238,334	151,667
Weighted average exercise price, ending	$ 3.78	$ 3.78
Number of warrants, Exercisable	86,667
Weighted average exercise price, Exercisable	$ 3.7